Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (loss) Per Common Share
Share amounts and net loss per share have been retrospectively restated to reflect the Exchange Ratio from the Merger.

	2021		2020
	Class A	Class B	Class A	Class B
Numerator:
Net Loss	$(354,415)	$(401,038)	$(9,041)	$(205,408)
Net loss per share:
Basic and diluted	$(1.22)	$(1.22)	$(0.79)	$(0.79)
Denominator:
Weighted average common shares outstanding—basic and diluted	291,251,127	329,565,292	11,423,175	259,517,022

Schedule of the computation of basic and diluted earnings per share
The following table presents the potential common stock outstanding excluded from the computation of diluted loss per share because including them would have had an antidilutive effect:

	2021		2020
	Class A	Class B	Class A	Class B
Redeemable Convertible Preferred Stock	—	—	68,709,583	221,591,059
Stock Options	81,478,914	—	77,417,673	—
Restricted stock	35,140,985	—	2,382,969	—
Private placement warrants	8,900,000	—	—	—
Public warrants	12,218,420	—	—	—
Earnout Shares	5,162,314	—	—	—

Total	142,900,633	—	148,510,225	221,591,059